Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 743	$ 898
Receivables:
Accounts receivable-net	441	396
Other receivables	38	42
Total receivables	479	438
Assets held for sale	39	48
Current assets of discontinued operations		110
Inventories	618	513
Other current assets	87	129
Total current assets	1,966	2,136
Non-current assets
Investments in equity-accounted investees	37	132
Other non-current financial assets	17	19
Non-current assets of discontinued operations		266
Other non-current assets	127	135
Property, plant and equipment:
At cost	2,065	2,139
Less accumulated depreciation	(1,002)	(975)
Total property, plant and equipment	1,063	1,164
Intangible assets excluding goodwill:
At cost	2,536	2,928
Less accumulated depreciation	(1,365)	(1,442)
Total intangible assets excluding goodwill	1,171	1,486
Goodwill	2,231	2,299
Total non-current assets	4,646	5,501
Total assets	6,612	7,637
Liabilities and equity
Accounts payable	455	593
Liabilities held for sale	21	21
Current liabilities of discontinued operations		60
Accrued liabilities	332	461
Short-term provisions	130	95
Other current liabilities	59	95
Short-term debt	52	423
Total current liabilities	1,049	1,748
Non-current liabilities
Long-term debt	3,747	4,128
Long-term provisions	347	415
Non-current liabilities of discontinued operations		20
Other non-current liabilities	112	107
Total non-current liabilities	4,206	4,670
Contractual obligations and contingent liabilities
Equity
Non-controlling interests	212	233
Stockholders' equity:
Common stock, par value 0.20 per share: Authorized: 430,503,000 shares (2010: 430,503,000 shares) Issued and fully paid: 251,751,500 shares (2010: 250,751,500 shares)	51	51
Capital in excess of par value	6,047	6,006
Treasury shares, at cost 3,915,144 shares (2010: nil)	(57)
Accumulated deficit	(5,219)	(5,609)
Accumulated other comprehensive income (loss)	323	538
Total Stockholders' equity	1,145	986
Total equity	1,357	1,219
Total liabilities and equity	$ 6,612	$ 7,637